Cover	Jun. 15, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 15, 2021
Entity File Number	000-52668
Entity Registrant Name	New You, Inc.
Entity Central Index Key	0001372184
Entity Tax Identification Number	26-3062661
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6351 Yarrow Drive
Entity Address, Address Line Two	Ste E
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92011
City Area Code	(800)
Local Phone Number	260-9062
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	NONE
Trading Symbol	N/A
Security Exchange Name	NONE
Entity Emerging Growth Company	false